Income Taxes - Total Unrecognized Losses (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 439.6
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	2.5
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	1.3
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	0.9
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	1.4
2030+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	429.1
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 4.4